Deposits	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Deposits

NOTE 7 - DEPOSITS

At December 31, 2014 and 2013, time deposits in denominations of $250 or greater totaled $105,711 and $82,026, respectively. At December 31, 2014 and 2013, the Company had $371 and $116, respectively, of deposit accounts in overdraft status and thus have been reclassified to loans on the accompanying consolidated balance sheets.

Scheduled maturities of time deposits for the next five years were as follows:

2015	$177,449
2016	60,154
2017	29,328
2018	19,242
2019	35,008